Related Party Transactions and Balances (Details 2) - Oniva International Services Corp. [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Statement [Line Items]
Salaries and benefits	$ 365	$ 261	$ 1,305	$ 834
Office and miscellaneous	114	131	486	402
Other related party transactions	$ 479	$ 392	$ 1,791	$ 1,236